SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES AND RESIDUAL RATE (Details)	Dec. 31, 2025
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	20 years
Property, plant and equipment, Residual rate	5.00%
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	1 year
Property, plant and equipment, Residual rate	0.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	10 years
Property, plant and equipment, Residual rate	5.00%
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Residual rate	5.00%
Vehicle [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	4 years
Vehicle [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated useful lives	5 years